Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Stock Option Activity

The following table summarizes the share options for the years ended December 31, 2020, 2021 and 2022:

		Weighted-Average	Weighted
		per Share	Average
	Number of	Exercise	Remaining	Aggregate
	shares	Price	Contractual Term	Intrinsic Value
		RMB	Years	RMB
Outstanding as of December 31, 2019 and 2020	—	—	—	—
Granted	114,000,000	4.90	—	—
Outstanding as of December 31, 2021	114,000,000	4.90	9.10	—
Outstanding as of December 31, 2022	114,000,000	4.90	8.12	—
Expected to vest as of December 31, 2022	114,000,000	4.90	8.12	—
Exercisable as of December 31, 2022	42,000,000	4.90	8.12	—

Summary of fair values of the share options granted

The fair values of the share options granted by the Company to employees for the year ended December 31, 2021 are as follows:

For the Year Ended December 31,
2021
Weighted average grant date fair value of option per share	6.63
Aggregate grant date fair value of options	465,553

Summary of assumptions used to determine the fair value of stock options

The assumptions used to estimate the fair values of the share options granted were as follows:

	For the Year Ended December 31,
	2021
Risk-free rate of return (1)		1.25% to 1.85%
Dividend yield (2)		0%
Expected volatility (3)		136.91% to 142.01%
Expected term (4)		10 years
Exercise multiple (5)		2.80
Fair value of ordinary share	US$	3.78 to US$17.51

Restricted Share Units
Summary of Restricted Shares Activity

The following table summarizes the RSUs activity for the years ended December 31, 2020, 2021 and 2022:

	Number of	Weighted average
	shares	grant date fair value
		RMB
Outstanding as of December 31, 2019	15,733,334	1.51
Forfeited	(2,691,282)	1.51
Vested	(4,002,052)	1.51
Outstanding as of December 31, 2020	9,040,000	1.51
Granted	236,768,940	3.74
Forfeited	(6,991,000)	3.10
Vested	(101,574,270)	2.15
Outstanding as of December 31, 2021	137,243,670	4.81
Granted	62,410,200	1.63
Forfeited	(22,844,235)	2.11
Vested	(53,018,580)	4.36
Outstanding as of December 31, 2022	123,791,055	3.90